Rotable spare parts, furniture and equipment, net (Details Narrative) $ in Thousands			1 Months Ended							12 Months Ended
	May 12, 2020 engine	Aug. 16, 2013 engine	Oct. 31, 2021 engine	Apr. 30, 2021 engine	Oct. 31, 2020 item	Jul. 31, 2020 item	Nov. 30, 2018 AIRCRAFT item	Jul. 31, 2018	Nov. 30, 2015 engine	Dec. 31, 2024 USD ($) AIRCRAFT	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) AIRCRAFT	Dec. 31, 2021 AIRCRAFT	Dec. 31, 2017 USD ($) AIRCRAFT	Dec. 31, 2011 AIRCRAFT
IfrsStatementLineItems [Line Items]
Amounts paid for aircraft pre-delivery payments | $										$ 583,075	$ 480,753	$ 347,147
Borrowing costs capitalised | $										$ 35,107	$ 21,901	7,915
Capitalisation rate of borrowing costs eligible for capitalisation										7.59%	8.85%
Depreciation, property, plant and equipment | $										$ 175,266	$ 127,401	90,790
Number of aircraft to be delivered | item					18	80	26
Number of spare engines purchased | engine	11		1						3
Number of aircraft engines to be provided maintenance services | engine			13	2					16
Credit notes received | $														$ 3,100
Amortization of credit notes | $										$ 216	216	225
Total number of aircraft to be delivered										131
Term of aircraft delivery agreement										7 years
Gains (losses) arising from sale and leaseback transactions | $										$ 32,175	8,275	21,193
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total number of aircraft to be delivered										14
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total number of aircraft to be delivered										11
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total number of aircraft to be delivered										7
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total number of aircraft to be delivered										19
Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Total number of aircraft to be delivered										22
Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Total number of aircraft to be delivered										30
Later Than Seven Years And Not Later Than Eight Years [Member]
IfrsStatementLineItems [Line Items]
Total number of aircraft to be delivered										28
Lufthansa Technik Ag Agreement [Member]
IfrsStatementLineItems [Line Items]
Credit notes received | $												5,000		$ 1,500
Amortization of credit notes | $										$ 519	519	$ 452
Term of total support agreement								66 months
Aircraft Spare Engines [Member] | Pratt And Whitney Purchase Agreement Fmp [Member]
IfrsStatementLineItems [Line Items]
Amounts paid for aircraft pre-delivery payments | $										163,463	85,182
A 320 Model [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft purchased												25	39	80	44
A 320 Neo Model [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft purchased														46	30
Number of engines purchased | engine	46	30
Number of spare engines purchased | engine		6							2
Number of aircraft engines to be provided maintenance services | engine									10
A 321 Neo Model [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft purchased														34
Number of engines purchased | engine	34
Number of spare engines purchased | engine									1
Number of aircraft engines to be provided maintenance services | engine									6
A 320neo Into A 321neo [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft purchased													20
Number of aircraft to be delivered							6
A 320 Ceo Model [Member]
IfrsStatementLineItems [Line Items]
Number of engines purchased | engine		14
Number of spare engines purchased | engine		1
Pre Delivery Payments [Member]
IfrsStatementLineItems [Line Items]
Amounts paid for aircraft pre-delivery payments | $										$ 235,300	$ 230,400